UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:6/30/2006

Check here if Amendment [  ]; Amendment Number:
  This is Amendment (Check only one.):[  ] is a restatement.
                    		      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Bryce Capital Management, LLC
Address:2 Thornell Road
        Pittsford, NY 14534

Form 13F File Number:  28-58117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Dennis E. Lohouse, CFA
Title:Principal
Phone:(585) 381-2990

Signature, Place, and Date of Signing:

    /s/ Dennis E. LohouseRochester, New York July 5, 2006

        (Signature)          (City, State)       (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:None

Form 13F Information Table Entry Total:90

Form 13F Information Table Value Total:$84,785 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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Bryce Capital Management, LLC
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13F Holdings Report
June 30, 2006


                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                              TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NON

Aaon Inc.                                  COMMON STOCK     000360206      367  14,310 SH        SOLE             14,310
Adobe Systems Inc.                         COMMON STOCK     00724f101    1,062  34,965 SH        SOLE             34,965
Alliance Data                              COMMON STOCK     018581108    1,611  27,395 SH        SOLE             27,395
Altera Corp.                               COMMON STOCK     021441100      958  54,610 SH        SOLE             54,610
Ambac Financial Group                      COMMON STOCK     023139108      741   9,143 SH        SOLE              9,143
Ametek Inc.                                COMMON STOCK     031100100    1,441  30,415 SH        SOLE             30,415
Amgen Inc.                                 COMMON STOCK     031162100      555   8,510 SH        SOLE              8,510
Apple Computer Inc.                        COMMON STOCK     037833100      311   5,425 SH        SOLE              5,425
ATI Technologies                           COMMON STOCK     001941103      485  33,225 SH        SOLE             33,225
Bear Stearns Inc.                          COMMON STOCK     073902108    1,720  12,280 SH        SOLE             12,280
Brinker Intl                               COMMON STOCK     109641100      408  11,233 SH        SOLE             11,233
Caremark RX Inc.                           COMMON STOCK     141705103    1,385  27,765 SH        SOLE             27,765
Celadon Group Inc.                         COMMON STOCK     150838100      202   9,168 SH        SOLE              9,168
Cerner Corp.                               COMMON STOCK     156782104    1,373  36,985 SH        SOLE             36,985
Chattem Inc.                               COMMON STOCK     162456107    1,375  45,285 SH        SOLE             45,285
Chicos FAS Inc.                            COMMON STOCK     168615102      908  33,660 SH        SOLE             33,660
Cisco Systems                              COMMON STOCK     17275R102      952  48,728 SH        SOLE             48,728
Cognizant Technology Solutions Corp.       COMMON STOCK     192446102    1,710  25,385 SH        SOLE             25,385
Columbia Sportswear                        COMMON STOCK     198516106      316   6,990 SH        SOLE              6,990
Constellation Brands Inc.                  COMMON STOCK     21036p108    2,002  80,080 SH        SOLE             80,080
Corning Inc.                               COMMON STOCK     219350105    1,575  65,111 SH        SOLE             65,111
Coventry Health Care                       COMMON STOCK     222862104    3,629  66,048 SH        SOLE             66,048
Deans Foods Co.                            COMMON STOCK     242370104      395  10,630 SH        SOLE             10,630
Digital River                              COMMON STOCK     25388b104      305   7,550 SH        SOLE              7,550
E Trade Group, Inc.                        COMMON STOCK     269246104    2,192  96,050 SH        SOLE             96,050
Eastman Kodak                              COMMON STOCK     277461109      238  10,027 SH        SOLE             10,027
EMC Corp                                   COMMON STOCK     268648102      971  88,519 SH        SOLE             88,519
Encore Wire Corp                           COMMON STOCK     292562105      224   6,225 SH        SOLE              6,225
Expeditors Int'l                           COMMON STOCK     302130109      266   4,741 SH        SOLE              4,741
Express Scripts                            COMMON STOCK     302182100    1,476  20,570 SH        SOLE             20,570
Exxon Mobil                                COMMON STOCK     30231G102      359   5,850 SH        SOLE              5,850
Fisher Scientific International Inc.       COMMON STOCK     338032204      654   8,955 SH        SOLE              8,955
FLIR Systems                               COMMON STOCK     302445101      298  13,515 SH        SOLE             13,515
General Electric                           COMMON STOCK     369604103      751  22,775 SH        SOLE             22,775
Gilead Sciences                            COMMON STOCK     375558103    3,216  54,355 SH        SOLE             54,355
Grant Prideco Inc.                         COMMON STOCK     38821g101    2,086  46,624 SH        SOLE             46,624
Intel                                      COMMON STOCK     458140100      514  27,030 SH        SOLE             27,030
Investors Financial Services Corp.         COMMON STOCK     461915100    1,905  42,430 SH        SOLE             42,430
Jacobs Engineering Group Inc.              COMMON STOCK     469814107      287   3,598 SH        SOLE              3,598
Kohls Corp.                                COMMON STOCK     500255104      324   5,475 SH        SOLE              5,475
L-3 Communications Holdings Inc.           COMMON STOCK     502424104    3,259  43,210 SH        SOLE             43,210
Labor Ready Inc.                           COMMON STOCK     505401208      929  41,025 SH        SOLE             41,025
Laboratories Corp. of America Holdings     COMMON STOCK     50540r409    3,609  58,000 SH        SOLE             58,000
Lehman Bros. Holdings                      COMMON STOCK     524908100    1,087  16,692 SH        SOLE             16,692
LifePoint Hospitals Inc.                   COMMON STOCK     53219l109      349  10,865 SH        SOLE             10,865
Liz Claiborne                              COMMON STOCK     539320101      622  16,780 SH        SOLE             16,780
Lowe's Companies                           COMMON STOCK     548661107    1,730  28,519 SH        SOLE             28,519
Marvell Technologies, Inc.                 COMMON STOCK     g5876h105      768  17,319 SH        SOLE             17,319
Merrill Lynch & Co.                        COMMON STOCK     590188108      299   4,304 SH        SOLE              4,304
Morgan Stanley                             COMMON STOCK     617446448      448   7,090 SH        SOLE              7,090
Nabors Industries Ltd.                     COMMON STOCK     g6359f103    1,412  41,790 SH        SOLE             41,790
Northern Trust Co.                         COMMON STOCK     665859104    1,565  28,293 SH        SOLE             28,293
Options Xpress                             COMMON STOCK     684010101      390  16,750 SH        SOLE             16,750
Packeteer Inc.                             COMMON STOCK     695210104      133  11,725 SH        SOLE             11,725
Paychex Inc.                               COMMON STOCK     704326107    3,018  77,435 SH        SOLE             77,435
Pepsico Inc.                               COMMON STOCK     713448108      994  16,550 SH        SOLE             16,550
Precision Drilling Trust Unit              COMMON STOCK     740215108    1,024  30,680 SH        SOLE             30,680
Qualcomm Inc.                              COMMON STOCK     747525103      364   9,075 SH        SOLE              9,075
Quicksilver Inc.                           COMMON STOCK     74838c106      779  63,935 SH        SOLE             63,935
Satyam Computer                            COMMON STOCK     804098101      573  17,300 SH        SOLE             17,300
Scansource                                 COMMON STOCK     806037107      271   9,230 SH        SOLE              9,230
Sun Microsystems Inc.                      COMMON STOCK     866810104      104  25,140 SH        SOLE             25,140
Symantec Corp.                             COMMON STOCK     871503108      618  39,765 SH        SOLE             39,765
Target Corp.                               COMMON STOCK     87612e106      809  16,545 SH        SOLE             16,545
TJX Companies                              COMMON STOCK     872540109      368  16,095 SH        SOLE             16,095
Toyota Motor                               COMMON STOCK     892331307      645   6,170 SH        SOLE              6,170
Tyco Intl Ltd                              COMMON STOCK     902124106      284  10,331 SH        SOLE             10,331
U.S. Bancorp                               COMMON STOCK     902973304      444  14,365 SH        SOLE             14,365
Under Armour Inc.                          COMMON STOCK     904311107      241   5,650 SH        SOLE              5,650
Urban Outfitters                           COMMON STOCK     917047102      348  19,875 SH        SOLE             19,875
Weatherford International                  COMMON STOCK     g95089101    1,308  26,360 SH        SOLE             26,360
Willis Group Holdings                      COMMON STOCK     g96655108      249   7,750 SH        SOLE              7,750
WR Berkley Corp.                           COMMON STOCK     084423102    1,868  54,722 SH        SOLE             54,722
Zions Bancorp                              COMMON STOCK     989701107    2,101  26,960 SH        SOLE             26,960
ABN AMRO 5.90%                             PREFERRED STOCK  00372p203      448  20,600 SH        SOLE             20,600
General Motors Corp. Pr 7.250% due 7/15/41 PREFERRED STOCK  370442774      192  11,134 SH        SOLE             11,134
Household Cap Pr V 7.5% due 11/8/06        PREFERRED STOCK  44180y204      233   9,250 SH        SOLE              9,250
JP Morgan Chase 5.875%                     PREFERRED STOCK  46626v207      358  16,575 SH        SOLE             16,575
Morgan Stanley 5.75%                       PREFERRED STOCK  617466206      262  12,500 SH        SOLE             12,500
Royal Bank of Scotland 5.75%               PREFERRED STOCK  780097788      557  25,900 SH        SOLE             25,900
American Century Vista  TWVAX              MUTUAL FUNDS     025083817      182  10,998 SH        SOLE             10,998
Bryce Capital Growth Fund                  MUTUAL FUNDS     11765r102    2,281 200,411 SH        SOLE            200,411
Bryce Capital Value Fund                   MUTUAL FUNDS     11765r201    3,943 301,031 SH        SOLE            301,031
Fidelity Spartan US Equity Index  FUSEX    MUTUAL FUNDS     315911206      208   4,605 SH        SOLE              4,605
Deere John Cap Corp                        CORPORATE BONDS  24422EPL7      325 335,000 PRN       SOLE            335,000
GE Capital Corp Step Up                    CORPORATE BONDS  36962gg73      223 235,000 PRN       SOLE            235,000
Morgan Stanley NT                          CORPORATE BONDS  617446HW2      222 230,000 PRN       SOLE            230,000
Federal Home Loan Bank                     GOVERNMENT BONDS 3133x9qv5      231 235,000 PRN       SOLE            235,000
Federal Home Loan Bank                     GOVERNMENT BONDS 3133x9fx3      371 375,000 PRN       SOLE            375,000
Federal Home Loan Mortgage                 GOVERNMENT BONDS 3128x1ec7      192 205,000 PRN       SOLE            205,000

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